Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Cash flows from operating activities:
Net (loss) income	$ (28,845)	$ 196,303	$ 12,642
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	180,362	74,239	45,698
Intangible assets amortization (Note 6)	494,589	142,749	28,638
Non-cash interest expense and amortization of debt issuance costs	112	843	5,101
Investment discount amortization, net	9	4	(40)
Excess tax benefit from exercises of stock options	(935)	(13,993)	(50)
Deferred income taxes	(12,189)	(109,970)	441
Foreign currency adjustments	1,705	(242)	(507)
Loss on impairment of intangible assets (Note 6)	0	0	11,300
(Income) loss on investments and other assets, net	(4,705)	8,986	1,038
Stock-based compensation expense	139,516	64,941	29,901
Changes in operating assets and liabilities:
Accounts receivable, net	36,682	(30,369)	6,160
Inventories	(84,116)	10,423	35,266
Prepaid expenses and other current and non-current assets	(28,871)	(26,384)	(1,543)
Accounts payable	(461)	(30,107)	(43,393)
Accrued liabilities	3,862	(3,884)	4,825
Income tax payable/(recoverable)	4,300	12,704	(4,653)
Other liabilities	(13,088)	9,381	25
Net cash provided by operating activities	687,927	305,624	130,849
Investing activities:
Purchase of available-for-sale securities	(340,527)	(387,734)	(125,037)
Proceeds from maturities of available-for-sale securities	390,009	261,185	130,999
Payments to Acquire Investments	(25,000)	0	0
Proceeds from the sale of investments	11,575	297	2,586
Purchase of business, net of cash acquired	0	224,324	0
Proceeds from the sale of business	0	1,500	0
Purchase of intangibles	0	(1,100)	(1,327)
Purchase of property and equipment	(315,624)	(169,862)	(66,753)
Proceeds from sale of property and equipment	853	7,448	2,499
Net cash used in investing activities	(278,714)	(63,942)	(57,033)
Financing activities:
Proceeds from debt issuances	1,175,000	0	0
Payment of debt	(175,000)	(87,503)	0
Excess tax benefit from exercises of stock options	935	13,993	50
Debt issuance costs	(13,588)	(36)	(122)
Proceeds from the issuance of common stock	51,875	46,072	17,480
Repurchase of common stock, including transaction costs	(1,300,009)	(50,874)	(12,780)
Tax withholding paid on behalf of employees for restricted stock units	(22,168)	(34,250)	(9,113)
Restricted cash associated with financing activities	131	0	0
Other financing	(28)	(300)	240
Net cash used in financing activities	(282,852)	(112,898)	(4,245)
Effect of exchange rate changes on cash	(294)	(868)	665
Net increase in cash and cash equivalents	126,067	127,916	70,236
Cash and cash equivalents at the beginning of the period	299,814	171,898	101,662
Cash and cash equivalents at the end of the period	425,881	299,814	171,898
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	2,164	930	1,205
Cash paid during the year for income taxes	34,942	34,590	15,350
Non-cash investing and financing information:
Capital expenditure adjustments included in liabilities	33,548	9,346	0
Fair value of equity consideration related to Business Combination (Note 5)	$ 0	$ 5,254,367	$ 0